Borrowings and Debentures - Debentures (Detail) SFr in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 7,086,187		₩ 7,194,206
Less current installments of bonds	(1,489,617)		(855,276)
Debentures, excluding current installments, net	5,596,570		6,338,930
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 7,107,216		7,220,064
Gross amount [member] | Unsecured private bonds with 5.00% interest due 2016 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	5.00%	5.00%
Debentures	₩ 200,000		200,000
Gross amount [member] | Unsecured private bonds with 4.22% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	4.22%	4.22%
Debentures	₩ 190,000		190,000
Gross amount [member] | Unsecured private bonds with 3.24% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	3.24%	3.24%
Debentures	₩ 170,000		170,000
Gross amount [member] | Unsecured private bonds with 3.30% interest due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	3.30%	3.30%
Debentures	₩ 140,000		140,000
Gross amount [member] | Unsecured private bonds with 3.45% interest due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	3.45%	3.45%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 3.03% interest due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.03%	3.03%
Debentures	₩ 230,000		230,000
Gross amount [member] | Unsecured private bonds with 3.22% interest due 2033 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2033
Annual interest rate (%)	3.22%	3.22%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured private bonds with 3.30% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	3.30%	3.30%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 3.64% interest due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	3.64%	3.64%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured private bonds with 4.72% interest due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Annual interest rate (%)	4.72%	4.72%
Debentures	₩ 60,278		59,600
Gross amount [member] | Unsecured private bonds with 2.53% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	2.53%	2.53%
Debentures	₩ 160,000		160,000
Gross amount [member] | Unsecured private bonds with 2.66% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	2.66%	2.66%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured private bonds with 2.82% interest due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.82%	2.82%
Debentures	₩ 190,000		190,000
Gross amount [member] | Unsecured private bonds with 2.40% interest due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.40%	2.40%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured private bonds with 2.49% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.49%	2.49%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured private bonds with 2.61% interest due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	2.61%	2.61%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 1.89% interest due 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	1.89%	1.89%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 2.66% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.66%	2.66%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured private bonds with 2.82% interest due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	2.82%	2.82%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 2.07% interest due 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	2.07%	2.07%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured private bonds with 2.55% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.55%	2.55%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured private bonds with 2.75% interest due 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2035
Annual interest rate (%)	2.75%	2.75%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured private bonds with 1.65% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	1.65%	1.65%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured private bonds with 1.80% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	1.80%	1.80%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured private bonds with 2.08% interest due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	2.08%	2.08%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 2.24% interest due 2036 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2036
Annual interest rate (%)	2.24%	2.24%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured private bonds with 1.62% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	1.62%	1.62%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 1.71% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	1.71%	1.71%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 1.97% interest due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	1.97%	1.97%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured private bonds with 2.17% interest due 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2031
Annual interest rate (%)	2.17%	2.17%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.93% interest due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	1.93%	1.93%
Debentures	₩ 60,000
Gross amount [member] | Unsecured corporate bonds with 2.17% interest due 2022.[member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.17%	2.17%
Debentures	₩ 120,000
Gross amount [member] | Unsecured corporate bonds with 2.55% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	2.55%	2.55%
Debentures	₩ 100,000
Gross amount [member] | Unsecured corporate bonds with 2.65% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	2.65%	2.65%
Debentures	₩ 90,000
Gross amount [member] | Unsecured corporate bonds with 2.39% interest due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	2.39%	2.39%
Debentures	₩ 100,000
Gross amount [member] | Unsecured corporate bonds with 2.63% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.63%	2.63%
Debentures	₩ 80,000
Gross amount [member] | Unsecured private bonds with 4.28% interest due 2017 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2017
Annual interest rate (%)	4.28%	4.28%
Debentures	₩ 100,000
Gross amount [member] | Unsecured private bonds with 3.27% interest due 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2017
Annual interest rate (%)	3.27%	3.27%
Debentures			100,000
Gross amount [member] | Unsecured private bonds with 3.05% interest due 2016 [Member]
Disclosure of detailed information about borrowings [line items]
Debentures			120,000
Gross amount [member] | Unsecured private bonds with 3.49% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	3.49%	3.49%
Debentures	₩ 210,000		210,000
Gross amount [member] | Unsecured private bonds with 2.76% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	2.76%	2.76%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured private bonds with 2.23% interest due 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	2.23%	2.23%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 2.49% interest due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	2.49%	2.49%
Debentures	₩ 160,000		160,000
Gross amount [member] | Unsecured private bonds with 2.43% interest due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	2.43%	2.43%
Debentures	₩ 140,000		140,000
Gross amount [member] | Unsecured private bonds with 2.18% interest due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	2.18%	2.18%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured private bonds with 1.58% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	1.58%	1.58%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 1.77% interest due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	1.77%	1.77%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured private bonds with 3.24% interest due 2016 [member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 150,000
Gross amount [member] | Unsecured private bonds with 3.48% interest due 2017 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2017
Annual interest rate (%)	3.48%	3.48%
Debentures	₩ 30,000		20,000
Gross amount [member] | Unsecured corporate bonds with 2.70% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.70%	2.70%
Debentures	₩ 140,000
Gross amount [member] | Corporate bonds with 1.00 percent interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	1.00%	1.00%
Debentures	₩ 5,558
Gross amount [member] | Unsecured global bonds with 6.63% interest due 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	6.63%	6.63%
Debentures	₩ 428,560	$ 400,000	483,400	$ 400,000
Gross amount [member] | Unsecured private Swiss bonds with 1.75% interest due 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2017
Annual interest rate (%)	1.75%	1.75%
Debentures			354,399			SFr 300,000
Gross amount [member] | Unsecured global bonds with 2.13% interest due 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	2.13%	2.13%
Debentures	₩ 749,980	$ 700,000	845,950	700,000
Gross amount [member] | Unsecured private Australian bonds with 4.75% interest due 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2017
Annual interest rate (%)	4.75%	4.75%
Debentures			261,615		$ 300,000
Gross amount [member] | Floating rate notes with 3M Libor + 0.88% interest due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate description	3M Libor +
Annual interest rate adjustment (%)	0.88%	0.88%
Debentures	₩ 321,420	$ 300,000	362,550	300,000
Gross amount [member] | Foreign global bonds with 2.88% interest due 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	2.88%	2.88%
Debentures	₩ 321,420	$ 300,000	362,550	$ 300,000
Gross amount [member] | Unsecured corporate bonds with 2 point 84 percent interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	2.84%	2.84%
Gross amount [member] | Unsecured corporate bonds with 2.26% interest due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.26%	2.26%
Gross amount [member] | Unsecured corporate bonds with 2.34% interest due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.34%	2.34%
Discounts on bonds [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ (21,029)		₩ (25,858)